Contingencies and lawsuits	12 Months Ended
Dec. 31, 2022
Contingencies And Lawsuits
Contingencies and lawsuits

Note	8 | Contingencies and lawsuits

The Company has contingent liabilities and is a party to lawsuits that arise from the ordinary course of business. The Company’s Management estimates that the outcome of the current contingencies and lawsuits will not result in amounts that either exceed those of the recorded provisions or could be significant with respect to the Company’s financial position or the results of its operations.

Furthermore, it is worth mentioning that there exist contingent obligations and labor, civil and commercial complaints filed against the Company related to legal actions for individual non-significant amounts, which as of December 31, 2022 total $ 7,054, for which a provision has been recorded.

We detail below the nature of the significant judicial processes in relation to which, as of December 31, 2022, the Company believes, based on the opinion of its in-house and external legal advisors, there exist grounds for them not to be deemed probable.

- Federal Administration of Public Revenues (“AFIP”) – Difference in contribution rate to the Single Social Security System (“SUSS”) (executive order 814/2001) for the 12/2011- 11/2019 fiscal periods

On July 6, 2021, the Company filed an appeal to the Federal Social Security Court of Appeals against AFIP Resolution No. 1740/2021 that dismissed the presentation made by edenor in relation to the assessment of a debt in connection with contributions to Argentina’s Integrated Social Security System, relating to the January 2017-June 2019 period, for differences detected due to the use of the rate set forth in Section 2 Sub-section B) 2001 (17%), when the applicable rate, according to the AFIP, is that mentioned in Section 2 Sub-section A) (21%), of Executive Order No. 814.

Additionally, on April 8, 2021, the Company was notified by the AFIP of a new resolution pursuant to which a debt had been assessed for the same concept, relating to the July 2019-November 2019 period. The resolution was challenged by the Company on September 23, 2021.

This new notification follows the one received on July 12, 2018 relating to the December 2011-December 2016 period, and has been appealed to the Federal Social Security Court of Appeals.

The Company’s Management believes that the application of the 17% rate is correct. In this regard, in accordance with the analysis performed, it is reasonable that “minority government-owned corporations (sociedades anónimas con simple participación estatal) governed by Law No. 19,550” be understood to mean all those corporations (sociedades anónimas) in which the government has a minority stake, whatever the reason why such stake has been acquired. Therefore, included therein are the shareholdings that the National Social Security Administration (“ANSES”) has in certain corporations, among which the Company is included.

The Company filed appeals to the Federal Social Security Court of Appeals, on July 6, 2021 and September 13, 2021, against the first two resolutions, relating to the 01/2017-06/2019 and 11/2011-12/2016 periods, respectively, as the administrative remedies available in relation thereto have been exhausted.

Finally, on August 23, 2022 the Company was notified by the AFIP of the resolution whereby the challenge filed is rejected and the adjustment assessed under Verification Process Order No. 1,893,337 for the periods of July 2019 through November 2019 is confirmed. This act exhausted all the available administrative remedies. In view of the disagreement over the adjustment, on October 4, 2022 the Company filed an Appeal to the Federal Social Security Court of Appeals.

In the Company’s opinion, strong and sufficient arguments exist to make its position prevail at the judicial stage. Consequently, as of December 31, 2022 no liabilities whatsoever have been recorded by the Company for this matter.

- National Regulatory Authority for the Distribution of Electricity, Proceeding for the Determination of a Claim” (case file No. 16/2020)

On May 4, 2021, the Company was served notice of a complaint filed by the ENRE in connection with edenor‘s compliance with captions 9.2.1 and 9.2.2 of the “Agreement on the Renegotiation of the Concession Agreement” for differences arising from the date of payment of certain penalties included therein.

At the date of issuance of these financial statements, the Company has answered the complaint, with the case being currently in process.

The Company believes that it has sufficient authority under the Agreement on the Renegotiation of the Concession Agreement to support the payment made under such conditions and considers it to be in compliance with the law, to have an extinguishing effect and to have implied no damage to the users. In this regard, the Company believes that there exist sufficient and solid arguments to make its position prevail at the judicial stage; therefore, no liabilities whatsoever for this concept have been recorded as of December 31, 2022.

-	AFIP’s Income Tax claim, Undocumented outflows and VAT

On July 2, 2020, and at the request of the Court hearing a criminal case, the AFIP initiated a sua sponte assessment process of tax debt for possible apocryphal invoices issued by the suppliers in question, as they are considered to be “usinas mixtas” (companies used as real and fake invoice plants).

In this regard, on May 17, 2021 the AFIP notified the Company of three resolutions, whereby the tax authorities resolved:

i)                 To object to the Company’s transactions with two suppliers, and thereby to the related tax credit for the January 2017-December 2018 monthly tax periods;

ii)               That the Company would have deducted from its tax balance sheets for the 2017 and 2018 tax periods unfounded expenses and/or costs related to the transactions presumably carried out with the suppliers in question;

iii)              To object to the transactions with both suppliers and the destination of the funds earmarked for the settlement thereof;

iv)	To initiate investigative proceedings for the 2017 and 2018 periods in respect of:
a.	Income tax;
b.	Value Added Tax;
c.	Undocumented outflows.

On July 6, 2021, the Company answered the notice, with respect to the income tax, undocumented outflows and value added tax concepts for the 2017 and 2018 tax periods, answering to the charges and filing a motion for nullity on the AFIP’s tax claim, stating the legal foundations and submitting the relevant documentary evidence.

Additionally, in response to the Tax Authorities’ subsequent orders aimed at obtaining further evidence, the duly submitted information was supplemented with more details, in the two presentations dated September 23 and October 14, 2021.

On November 17, 2021, the Company was served notice of three resolutions from the AFIP with the respective sua sponte assessments of the three taxes previously mentioned.

The Company believes that the assessments issued by the AFIP are groundless; therefore, on December 10, 2021 an Appeal was filed to the Federal Tax Court against the three rulings. This appeal, which at the date of issuance of these financial statements is under the period for producing evidence, stays the execution of payment.

On February 18, 2022, the Company was served notice of the initiation of a new verification process in respect of the same suppliers in question, with a request for additional information on transactions performed from January 2019 until October 2021. It was answered within the legal timeframe and in proper form on March 8, 2022. The verification process is currently open.

On December 26, 2022, the Company was served notice of the court of original jurisdiction’s decision whereby the criminal charges against all the former executive officers of edenor were dismissed. It is worth pointing out that such decision was appealed by the AFIP on January 18, 2023.

In the Company’s opinion, strong and sufficient arguments exist to make its position prevail at the subsequent judicial stages of the process. Therefore, no liabilities whatsoever have been recorded for this matter as of December 31, 2022.